Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of disaggregation of revenue

($ in millions)
For the year ended December 31:	2020		2019		2018
Cloud & Data Platforms	$11,481	**	$9,499		$8,603
Cognitive Applications	5,290		5,456	*	5,280	*
Transaction Processing Platforms	6,606		7,936		7,974
Total Cloud & Cognitive Software	$23,376		$22,891	*	$21,857	*
Consulting	$8,083		$8,157	*	$7,906	*
Application Management	7,133		7,646		7,852
Global Process Services	945		995		1,037
Total Global Business Services	$16,162		$16,798	*	$16,795	*
Infrastructure & Cloud Services	$19,669		$20,736		$22,185
Technology Support Services	6,144		6,625		6,961
Total Global Technology Services	$25,812		$27,361		$29,146
Systems Hardware	$5,481		$5,918		$6,363
Operating Systems Software	1,497		1,686		1,671
Total Systems	$6,978		$7,604		$8,034
Global Financing È	$1,123		$1,400		$1,590
Other	$169		$1,092	*	$2,169	*
Total Revenue	$73,620		$77,147		$79,591

* Recast to conform to 2020 presentation.

** Red Hat was acquired on July 9, 2019. Results in 2020 include a full year of Red Hat revenue.

È Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2020	2019	2018
Americas	$34,114	$36,274	$36,994
Europe/Middle East/Africa	23,644	24,443	25,491
Asia Pacific	15,863	16,430	17,106
Total	$73,620	$77,147	$79,591

Schedule of reconciliation of contract balances

($ in millions)
At December 31:	2020	2019
Notes and accounts receivable—trade (net of allowances of $351 in 2020 and $299 in 2019)	$7,132	$7,870
Contract assets*	497	492
Deferred income (current)	12,833	12,026
Deferred income (noncurrent)	4,301	3,851

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses

($ in millions)
January 1, 2020 *	Additions/(Releases)	Write-offs	Other	**	December 31, 2020
$316	$76	$(46)	$5		$351

January 1, 2019	Additions/(Releases)	Write-offs	Other	**	December 31, 2019
$309	$98	$(113)	$5		$299

*

Opening balance does not equal the allowance at December 31, 2019 due to the adoption of the guidance for current expected credit losses. Refer to note B, “Accounting Changes,” for additional information.

** Primarily represents translation adjustments.

Schedule of deferred contract costs

($ in millions)
At December 31:	2020	2019
Capitalized costs to obtain a contract	$842	$609
Deferred costs to fulfill a contract
Deferred setup costs	1,859	1,939
Other deferred fulfillment costs	1,855	1,820
Total deferred costs*	$4,556	$4,368

* Of the total deferred costs, $2,107 million was current and $2,449 million was noncurrent at December 31, 2020 and $1,896 million was current and $2,472 million was noncurrent at December 31, 2019.